Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and Cash Equivalents	$ 526	$ 0	$ 166,820
Prepaid expenses	104,995	11,309	5,650
Accounts receivable	167,549	3,750	53,662
Raw materials	80,057	84,501	138,245
Work in progress	37,736	0
Total current assets	390,863	99,560	364,377
Property and Equipment
Leasehold improvements	32,665	32,665	11,000
Office furniture and fixtures	119,168	117,025	110,737
Machinery and equipment	87,869	87,869	84,869
Autos and trucks	56,665	95,542	95,542
Accumulated depreciation	(157,799)	(162,289)	(121,219)
Total Property and Equipment - Net	138,568	170,812	180,929
Deposits and Other assets	137,255	6,200	6,200
Total assets	666,686	276,572	551,506
Liabilities and stockholders' equity (deficit)
Accounts payable and accrued expenses	1,230,525	1,093,983	215,671
Accrued interest	667,233	468,646	197,825
Short-term notes	175,000	197,000	0
Advances from factoring of accounts receivable	112,639	0
Current Maturities of Convertible notes payable	2,522,569	900,110	750,000
Current Maturities of long-term debt	763,669	325,675	265,338
Total current liabilities	5,471,635	2,985,414	1,428,834
Convertible notes payable, less current maturities	1,946,814	2,437,495	1,919,010
Long-term debt, less current maturities	59,956	528,140	493,078
Total long-term liabilities	2,006,770	2,965,635	2,412,088
Total Liabilities	7,478,405	5,951,049	3,840,922
Commitments and contingencies
Stockholders' equity (deficit)
Common stock: $0.001 par value: 75,000,000 shares authorized; 8,879,745 shares issued and outstanding at June 30, 2014 and 8,437,059 issued and outstanding at December 31, 2013	8,880	8,437	182,021
Additional paid-in capital	8,762,488	7,462,808	5,844,059
Deficit accumulated during the development stage	(15,583,087)	(13,145,722)	(9,315,496)
Total stockholders' equity (deficit)	(6,811,719)	(5,674,477)	(3,289,416)
Total liabilities and stockholders' equity (deficit)	$ 666,686	$ 276,572	$ 551,506